DoubleLine Income Solutions Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.9%
877,069	AASET Ltd., Series 2019-2-C	6.41	% (a)(d)	10/16/2039	651,458
1,250,000	Affirm Asset Securitization Trust, Series 2021-A-E	5.65	% (a)	08/15/2025	1,265,623
1,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A-D	5.83	% (a)	01/18/2028	1,015,389
389,508	Castlelake Aircraft Securitization Trust, Series 2018-1-C	6.63	% (a)(d)	06/15/2043	299,940
1,337,693	Castlelake Aircraft Securitization Trust, Series 2019-1A-C	6.90	% (a)(d)	04/15/2039	1,090,819
2,367,951	Castlelake Aircraft Structured Trust, Series 2021-1A-C	7.00	% (a)(d)	01/15/2046	2,417,339
2,363,940	GAIA Aviation Ltd., Series 2019-1-C	7.00	% (a)(b)(d)	12/15/2044	1,896,823
935,555	Horizon Aircraft Finance Ltd., Series 2018-1-C	6.66	% (a)(d)	12/15/2038	747,189
8,871,000	LendingClub Receivables Trust, Series 2020-3-B	7.50	% (a)	01/16/2046	9,129,643
1,951,441	Pagaya AI Debt Selection Trust, Series 2020-2-NOTE	7.50	% (a)	12/15/2027	1,966,149
3,100,000	Pagaya AI Debt Selection Trust, Series 2020-3-C	6.43	% (a)	05/17/2027	3,267,353
50,000	SoFi Professional Loan Program, Series 2018-A-R1	6.11	% (a)(d)(o)	02/25/2042	1,732,981
14,827	SoFi Professional Loan Program, Series 2018-A-R2	6.11	% (a)(d)(o)	02/25/2042	513,898
100,000	SoFi Professional Loan Program, Series 2018-C-R1	5.58	% (a)(d)(o)	01/25/2048	2,421,102
1,563,967	START Ireland, Series 2019-1-C	6.41	% (a)(d)	03/15/2044	1,251,424
243,333	Start Ltd., Series 2019-2-C	6.66	% (a)(d)	11/15/2044	194,598
4,300,000	Summit Issuer LLC, Series 2020-1A-C	5.10	% (a)	12/20/2050	4,264,986
2,000,000	Tesla Auto Lease Trust, Series 2019-A-E	5.48	% (a)	05/22/2023	2,099,989

Total Asset Backed Obligations (Cost $37,358,660)					36,226,703

Bank Loans - 10.9%
3,165,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		04/20/2028	3,303,674
2,125,000	Aegion Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		05/17/2028	2,151,563
738,263	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		08/01/2025	741,032
3,000,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		06/16/2025	3,038,445
6,415,793	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 7.50%, 1.00% Floor) (1 Month LIBOR USD + 5.50% + 1.50% PIK)	8.50%		09/02/2024	6,430,228
1,800,000	American Trailer World Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		03/03/2028	1,799,721
4,655,000	Applied Systems, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.50%, 0.75% Floor)	6.25%		09/19/2025	4,732,971
905,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	5.35%		01/31/2028	913,484
4,080,000	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	6.00%		05/08/2028	4,023,043
985,000	Autokiniton US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 0.50% Floor)	5.00%		04/06/2028	993,929
3,118,910	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.32%		12/15/2027	3,132,228
5,505,000	Cengage Learning, Inc., Senior Secured First Lien Term Loan	5.75	% (c)	06/29/2026	5,518,790

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,029,313	Connect U.S. Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/11/2026	2,034,396
1,795,500	Cross Financial Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		09/15/2027	1,803,355
3,061,857	CSM Bakery Solutions LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.75%, 1.00% Floor)	11.00%		02/04/2022	3,044,006
4,995,000	Cyxtera DC Holdings, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		05/01/2025	4,963,781
2,425,000	DG Investment Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.75% Floor)	7.50%		03/19/2029	2,429,547
532,103	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.70%		04/06/2026	519,133
286,077	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.70%		04/06/2026	279,104
4,200,000	Edelman Financial Center LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	6.85%		07/20/2026	4,231,941
2,199,375	Edelman Financial Engines Centre LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		04/07/2028	2,204,566
3,990,000	Endo Luxembourg Finance Company SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	5.75%		03/27/2028	3,861,582
1,423,621	EnergySolutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		05/09/2025	1,417,613
1,250,000	Excelitas Technologies Corporation, Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.50%, 1.00% Floor)	8.50%		12/01/2025	1,252,031
6,336,505	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.65%		08/01/2024	5,840,895
2,353,154	Foresight Energy LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 8.00%, 1.50% Floor)	9.50	% (d)	06/30/2027	2,353,154
1,532,573	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.63%		02/19/2026	1,533,531
7,645,000	Grab Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		01/29/2026	7,778,788
3,911,222	Granite US Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.20%		09/30/2026	3,930,778
3,775,000	Greystone Select Financial LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%, 0.75% Floor)	5.75%		05/09/2028	3,793,875
9,209,214	Gulf Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		08/25/2023	7,842,659
594,960	Houston Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		07/21/2025	591,985
7,396,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	7.00%		07/07/2025	7,454,539
1,115,000	ION Trading Finance Limited, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%)	4.92%		03/31/2028	1,121,272
2,264,325	Ivanti Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		12/01/2027	2,271,084
730,000	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan	5.50	% (c)	06/30/2028	726,350
1,243,246	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/20/2023	1,243,402
1,804,200	Keane Group Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		05/26/2025	1,786,158
4,681,998	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.63%		07/02/2025	4,681,998

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
955,200	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		12/22/2026	949,727
675,372	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.00%)	1.09%		06/30/2025	311,515
52,939	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.09%		06/30/2024	34,411
730,276	Longview Power LLC, Guaranteed Senior Secured First Lien Term Loan	10.10	% (c)	07/31/2025	730,276
6,450,825	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		10/01/2027	6,483,079
865,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		06/21/2027	924,962
3,885,700	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.85%		03/27/2026	3,889,741
1,764,000	Mirion Technologies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.15%		03/06/2026	1,768,137
7,206,895	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.35%		12/01/2025	7,224,912
1,706,131	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.59%		11/28/2025	1,570,289
2,920,000	MLN US HoldCo LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.75%)	8.86%		11/30/2026	1,694,155
905,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	7.10%		10/19/2026	891,425
106,875	OneDigital Borrower LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25	% (p)	11/16/2027	107,454
3,313,125	OneDigital Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/16/2027	3,331,082
1,070,000	Oravel Stays Singapore PTE Ltd., Senior Secured First Lien Term Loan	9.00	% (c)	06/04/2026	1,088,725
1,370,000	Orbcomm, Inc., Senior Secured First Lien Term Loan	5.00	% (c)	06/17/2028	1,369,144
3,845,000	Pearl Intermediate Parent LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%)	6.35%		02/13/2026	3,856,535
640,000	Pelican Products, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.75%)	7.93%		05/01/2026	631,734
700,000	Potters Borrower LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/14/2027	701,971
2,000,000	PowerTeam Services LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		03/06/2026	1,993,500
2,266,724	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.85%		03/11/2026	2,210,996
329,074	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 3.75%)	7.00%		12/17/2021	47,716
2,395,000	Restaurant Technologies, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	6.60%		10/01/2026	2,385,276
3,960,075	Riverbed Technology, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.00%, 1.00% Floor)	7.00%		12/31/2025	3,771,971
4,169,250	Riverbed Technology, Inc., Senior Secured Second Lien Term Loan (4.50% PIK)	7.50%		12/31/2026	3,293,708
947,625	Sabre GLBL, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/17/2027	955,125
2,747,253	Solenis International, LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.14%		06/26/2025	2,750,193

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,315,000	Solenis International, LP, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%)	8.64%		06/26/2026	2,323,392
1,785,000	Solmax U.S. LP, Senior Secured First Lien Term Loan	0.00	% (c)	06/28/2028	1,782,769
3,771,145	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	6.85%		06/26/2026	3,785,287
860,929	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/01/2024	859,138
1,890,000	TIBCO Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.36%		03/03/2028	1,922,782
502,827	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		01/25/2024	485,417
4,347,764	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.50%, 1.00% Floor)	2.50%		02/28/2025	4,571,370
1,906,038	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.20%		05/29/2026	1,747,008
4,000,000	Triton Water Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		03/31/2028	4,000,560
4,000,000	Vantage Specialty Chemicals, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.25%, 1.00% Floor)	9.25%		10/27/2025	3,881,880
1,455,000	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		08/27/2025	1,460,718
2,955,000	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.75%, 1.00% Floor)	6.75%		06/22/2026	2,841,026
2,725,000	WeddingWire, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.25%)	8.46%		12/21/2026	2,663,688

Total Bank Loans (Cost $205,414,431)					205,063,425

Collateralized Loan Obligations - 13.4%
2,000,000	Adams Mill Ltd., Series 2014-1A-D2 (3 Month LIBOR USD + 4.25%)	4.43	% (a)	07/15/2026	1,999,303
6,000,000	Adams Mill Ltd., Series 2014-1A-E2 (3 Month LIBOR USD + 6.25%)	6.43	% (a)	07/15/2026	6,059,806
2,000,000	Apidos Ltd., Series 2015-21A-ER (3 Month LIBOR USD + 8.25%, 8.25% Floor)	8.44	% (a)	07/18/2027	1,883,474
3,000,000	Apidos Ltd., Series 2016-24A-DR (3 Month LIBOR USD + 5.80%)	5.99	% (a)	10/20/2030	2,827,500
2,500,000	Atrium, Series 15A-E (3 Month LIBOR USD + 5.85%, 5.85% Floor)	6.02	% (a)	01/23/2031	2,460,267
2,250,000	Babson Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	6.64	% (a)	10/20/2030	2,180,057
3,000,000	Bain Capital Credit Ltd., Series 2017-2A-ER2 (3 Month LIBOR USD + 6.50%, 6.50% Floor)	0.00	% (a)(n)(q)	07/25/2034	2,970,000
1,500,000	Barings Ltd., Series 2018-4A-E (3 Month LIBOR USD + 5.82%, 5.82% Floor)	6.00	% (a)	10/15/2030	1,504,177
5,000,000	Barings Ltd., Series 2019-2A-DR (3 Month LIBOR USD + 6.78%, 6.78% Floor)	0.00	% (a)(n)(q)	04/15/2036	5,040,600
1,000,000	Barings Ltd., Series 2020-1A-E (3 Month LIBOR USD + 7.40%, 7.40% Floor)	7.58	% (a)	10/15/2032	1,006,693
2,500,000	BlueMountain Ltd., Series 2015-2A-F (3 Month LIBOR USD + 6.80%, 6.80% Floor)	6.99	% (a)	07/18/2027	2,205,117
6,500,000	Buttermilk Park Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.93	% (a)	10/15/2031	6,379,769
2,500,000	Canyon Capital Ltd., Series 2016-1A-ER (3 Month LIBOR USD + 5.75%)	5.93	% (a)	07/15/2031	2,404,829

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,650,000	Canyon Capital Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.25%)	6.43	% (a)	07/15/2030	6,553,222
2,500,000	Canyon Capital Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.93	% (a)	07/15/2031	2,412,480
6,000,000	Canyon Capital Ltd., Series 2021-2A-E (3 Month LIBOR USD + 6.70%, 6.70% Floor)	6.86	% (a)	04/15/2034	6,018,179
2,000,000	Carlyle Global Market Strategies Ltd., Series 2013-3A-DR (3 Month LIBOR USD + 5.50%)	5.68	% (a)	10/15/2030	1,855,469
3,000,000	Carlyle Global Market Strategies Ltd., Series 2019-1A-D (3 Month LIBOR USD + 6.70%, 6.70% Floor)	6.89	% (a)	04/20/2031	3,015,072
1,500,000	Carlyle US Ltd., Series 2021-1A-D (3 Month LIBOR USD + 6.00%, 6.00% Floor)	6.19	% (a)	04/15/2034	1,484,739
1,500,000	Chenango Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 5.80%, 5.80% Floor)	5.98	% (a)	04/15/2030	1,468,122
750,000	CIFC Funding Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 6.65%)	6.83	% (a)	07/16/2030	743,531
2,500,000	Dryden Ltd., Series 2018-55A-F (3 Month LIBOR USD + 7.20%)	7.38	% (a)	04/15/2031	2,259,046
3,250,000	Dryden Ltd., Series 2019-68A-E (3 Month LIBOR USD + 6.75%)	6.93	% (a)	07/15/2032	3,282,675
3,000,000	Dryden Senior Loan Fund, Series 2015-37A-ER (3 Month LIBOR USD + 5.15%, 5.15% Floor)	5.33	% (a)	01/15/2031	2,873,537
1,250,000	Galaxy Ltd., Series 2017-24A-E (3 Month LIBOR USD + 5.50%)	5.68	% (a)	01/15/2031	1,227,694
1,060,118	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	5.18	% (a)(d)	04/28/2025	267,907
1,151,456	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-E (3 Month LIBOR USD + 5.75%)	5.93	% (a)(d)	04/28/2025	0
1,500,000	HPS Loan Management Ltd., Series 13A-18-E (3 Month LIBOR USD + 5.50%, 5.50% Floor)	5.68	% (a)	10/15/2030	1,454,109
1,000,000	HPS Loan Management Ltd., Series 15A-19-E (3 Month LIBOR USD + 6.60%, 6.60% Floor)	6.78	% (a)	07/22/2032	1,002,506
3,500,000	LCM LP, Series 14A-FR (3 Month LIBOR USD + 7.61%)	7.80	% (a)(d)	07/20/2031	2,880,667
5,000,000	LCM LP, Series 17A-ER (3 Month LIBOR USD + 6.00%, 6.00% Floor)	6.18	% (a)	10/15/2031	4,725,000
7,000,000	LCM LP, Series 19A-E1 (3 Month LIBOR USD + 6.45%, 6.45% Floor)	6.63	% (a)(d)	07/15/2027	7,018,027
6,500,000	LCM Ltd., Series 26A-E (3 Month LIBOR USD + 5.30%, 5.30% Floor)	5.49	% (a)	01/20/2031	6,003,454
2,000,000	LCM Ltd., Series 28A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.94	% (a)	10/20/2030	1,901,457
11,000,000	Madison Park Funding Ltd., Series 2014-14A-ER (3 Month LIBOR USD + 5.80%, 5.80% Floor)	5.98	% (a)	10/22/2030	10,814,624
7,100,000	Madison Park Funding Ltd., Series 2015-18A-ER (3 Month LIBOR USD + 6.35%)	6.54	% (a)	10/21/2030	7,074,459
3,000,000	Madison Park Funding Ltd., Series 2017-25A-D (3 Month LIBOR USD + 6.10%)	6.28	% (a)	04/25/2029	3,007,490
500,000	Madison Park Funding Ltd., Series 2017-26A-ER (3 Month LIBOR USD + 6.50%)	6.68	% (a)	07/29/2030	497,913
1,000,000	Madison Park Funding Ltd., Series 2019-34A-ER (3 Month LIBOR USD + 6.65%, 6.65% Floor)	6.83	% (a)	04/25/2032	1,000,032
2,000,000	Madison Park Funding Ltd., Series 2019-37A-E (3 Month LIBOR USD + 6.55%)	6.73	% (a)	07/15/2032	2,000,831
10,000,000	Magnetite Ltd., Series 2012-7A-DR2 (3 Month LIBOR USD + 4.50%)	4.68	% (a)	01/15/2028	9,817,420

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,500,000	Magnetite Ltd., Series 2015-16A-ER (3 Month LIBOR USD + 5.00%)	5.19	% (a)	01/18/2028	7,466,815
2,500,000	Magnetite Ltd., Series 2019-22A-ER (3 Month LIBOR USD + 6.35%, 6.35% Floor)	6.50	% (a)	04/15/2031	2,518,570
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	6.45	% (a)	04/15/2034	1,982,102
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-31A-ER (3 Month LIBOR USD + 6.50%, 6.50% Floor)	0.00	% (a)(n)(q)	04/20/2031	1,004,215
1,750,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-ER (3 Month LIBOR USD + 6.10%, 6.10% Floor)	6.29	% (a)	01/20/2032	1,748,292
2,250,000	Neuberger Berman Loan Advisers Ltd., Series 2019-33A-E (3 Month LIBOR USD + 6.80%)	6.98	% (a)	10/16/2032	2,265,020
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-34A-E (3 Month LIBOR USD + 7.80%)	7.99	% (a)	01/20/2033	2,025,202
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2021-40A-E (3 Month LIBOR USD + 5.85%, 5.85% Floor)	6.04	% (a)	04/16/2033	1,991,637
2,000,000	Newark BSL Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.30%)	6.48	% (a)	07/25/2030	2,000,211
3,675,000	Niagara Park Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.45%, 6.45% Floor)	6.64	% (a)	07/17/2032	3,684,820
3,675,000	Niagara Park Ltd., Series 2019-1A-ER (3 Month LIBOR USD + 5.95%, 5.95% Floor)	0.00	% (a)(n)(q)	07/17/2032	3,675,000
5,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 7.15%)	7.33	% (a)	07/15/2029	4,958,542
8,250,000	Octagon Investment Partners Ltd., Series 2013-1A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.94	% (a)	07/17/2030	7,940,625
5,460,000	Octagon Investment Partners Ltd., Series 2013-1A-ER (3 Month LIBOR USD + 7.00%)	7.19	% (a)	07/19/2030	5,473,398
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 7.00%, 7.00% Floor)	7.15	% (a)	02/14/2031	2,506,034
3,000,000	Octagon Investment Partners Ltd., Series 2016-1A-ER (3 Month LIBOR USD + 7.25%)	7.43	% (a)	01/24/2033	3,012,309
2,000,000	Octagon Investment Partners Ltd., Series 2016-1A-FR (3 Month LIBOR USD + 8.09%, 8.09% Floor)	8.27	% (a)	07/15/2030	1,863,889
4,000,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	6.39	% (a)	03/17/2030	4,024,835
3,750,000	Octagon Investment Partners Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.60%, 6.60% Floor)	6.78	% (a)	10/25/2032	3,759,353
1,000,000	Octagon Investment Partners Ltd., Series 2019-1A-E (3 Month LIBOR USD + 7.69%, 7.69% Floor)	7.87	% (a)	10/15/2032	1,011,483
2,000,000	Octagon Investment Partners Ltd., Series 2019-3A-ER (3 Month LIBOR USD + 6.75%, 6.75% Floor)	0.00	% (a)(n)(q)	07/15/2034	2,000,000
1,000,000	Octagon Investment Partners Ltd., Series 2019-4A-E (3 Month LIBOR USD + 6.80%, 6.80% Floor)	6.97	% (a)	05/12/2031	995,002
500,000	Point Au Roche Park Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.10%, 6.10% Floor)	0.00	% (a)(n)(q)	07/20/2034	500,000
3,000,000	RR Ltd., Series 2017-2A-DR (3 Month LIBOR USD + 5.80%, 5.80% Floor)	5.99	% (a)	04/15/2036	2,963,142
2,400,000	Sound Point Ltd., Series 2019-2A-ER (3 Month LIBOR USD + 6.47%, 6.47% Floor)	6.62	% (a)	07/15/2034	2,352,116
500,000	Sound Point Ltd., Series 2020-2A-E (3 Month LIBOR USD + 7.24%, 7.24% Floor)	7.42	% (a)	10/25/2031	505,275
7,500,000	Stewart Park Ltd., Series 2015-1A-ER (3 Month LIBOR USD + 5.28%, 5.28% Floor)	5.46	% (a)	01/15/2030	7,230,224

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,200,000	Venture Ltd., Series 2016-24A-E (3 Month LIBOR USD + 6.72%)	6.91	% (a)	10/20/2028	6,954,282
5,000,000	Venture Ltd., Series 2017-26A-E (3 Month LIBOR USD + 6.80%)	6.99	% (a)	01/20/2029	4,602,033
4,000,000	Venture Ltd., Series 2017-27A-E (3 Month LIBOR USD + 6.35%)	6.54	% (a)	07/20/2030	3,673,351
4,050,000	Voya Ltd., Series 2016-4A-E2 (3 Month LIBOR USD + 6.65%)	6.84	% (a)	07/20/2029	4,021,889
1,500,000	Voya Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.10%)	6.29	% (a)	04/17/2030	1,471,931
1,000,000	Voya Ltd., Series 2018-2A-E (3 Month LIBOR USD + 5.25%, 5.25% Floor)	5.43	% (a)	07/15/2031	946,250
1,000,000	Voya Ltd., Series 2018-2A-F (3 Month LIBOR USD + 7.29%, 7.29% Floor)	7.47	% (a)	07/15/2031	886,334
2,000,000	Wind River Ltd., Series 2013-2A-E1R (3 Month LIBOR USD + 6.75%)	6.94	% (a)	10/18/2030	2,009,982
3,500,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.93	% (a)	01/15/2031	3,294,291
2,000,000	Wind River Ltd., Series 2014-3A-ER2 (3 Month LIBOR USD + 6.22%, 6.22% Floor)	6.40	% (a)	10/22/2031	1,870,991
5,000,000	Wind River Ltd., Series 2017-1A-ER (3 Month LIBOR USD + 7.06%, 7.06% Floor)	7.25	% (a)	04/18/2036	4,908,642
3,000,000	Wind River Ltd., Series 2017-3A-ER (3 Month LIBOR USD + 7.05%, 7.05% Floor)	0.00	% (a)(n)(q)	04/15/2035	3,004,948
1,000,000	Wind River Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.50%)	5.68	% (a)	07/15/2030	967,850
1,000,000	Wind River Ltd., Series 2018-2A-E (3 Month LIBOR USD + 5.75%)	5.93	% (a)	07/15/2030	968,168

Total Collateralized Loan Obligations (Cost $258,737,739)					252,620,307

Foreign Corporate Bonds - 61.9%
13,600,000	ABM Investama Tbk PT	7.13%		08/01/2022	13,185,200
2,000,000	AES Andres B.V.	5.70	% (a)	05/04/2028	2,075,000
29,500,000	AES Argentina Generacion S.A.	7.75%		02/02/2024	25,191,968
5,500,000	AES Argentina Generacion S.A.	7.75	% (a)	02/02/2024	4,696,807
14,300,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.08%)	7.75	% (e)	05/25/2025	14,497,337
4,600,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.25%)	8.38	% (e)	12/04/2023	4,806,586
5,885,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.29%)	7.88	% (e)	07/31/2024	5,995,376
2,000,000	AI Candelaria Spain SLU	5.75	% (a)	06/15/2033	2,062,040
10,000,000	Air Canada Class C Pass Through Trust	10.50	% (a)	07/15/2026	12,450,000
16,100,000	Alpha Holdings S.A.	10.00%		12/19/2022	3,139,500
400,000	Alpha Holdings S.A.	10.00	% (a)	12/19/2022	78,000
6,300,000	Alpha Holdings S.A.	9.00%		02/10/2025	1,238,738
12,950,000	Alpha Holdings S.A.	9.00	% (a)	02/10/2025	2,546,294
6,000,000	AMS AG	7.00	% (a)(g)	07/31/2025	6,484,950
5,600,000	Atento Luxco 1 S.A.	8.00	% (a)(g)	02/10/2026	6,110,551
5,800,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65	% (a)(e)(g)	04/22/2031	6,099,773
3,400,000	Banco de Galicia y Buenos Aires S.A. (5 Year CMT Rate + 7.16%)	8.25%		07/19/2026	3,176,790
16,900,000	Banco do Estado do Rio Grande do Sul S.A. (5 Year CMT Rate + 4.93%)	5.38	% (a)(g)	01/28/2031	17,438,603
1,635,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	6.50%		04/03/2027	1,641,548
8,805,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 6.66%)	7.50	% (g)	04/16/2031	8,966,572
16,800,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 6.66%)	7.50	% (a)(g)	04/16/2031	17,108,280
12,550,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	10,463,876

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,566,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75	% (a)	11/04/2026	7,975,892
5,000,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (e)(g)	06/27/2029	5,656,250
9,145,000	Braskem Idesa S.A.P.I.	7.45%		11/15/2029	9,724,061
14,000,000	Braskem Idesa S.A.P.I.	7.45	% (a)(g)	11/15/2029	14,886,480
1,958,000	Calfrac Holdings LP	10.88	% (a)	03/15/2026	1,508,845
10,050,000	Central China Real Estate Ltd.	7.25%		07/16/2024	8,756,094
16,000,000	Central China Real Estate Ltd.	7.25%		08/13/2024	13,800,094
18,230,000	CFG Investment S.A.C.	9.75	% (f)	07/30/2025	15,677,800
23,750,000	Cia General de Combustibles S.A.	9.50	% (a)	03/08/2025	22,070,162
2,800,000	Connect Finco LLC	6.75	% (a)(g)	10/01/2026	2,964,528
308,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	294,143
9,400,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (a)(e)	11/29/2022	6,650,500
26,961,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (e)(g)	11/29/2022	19,074,908
13,104,000	Credivalores-Crediservicios S.A.	9.75%		07/27/2022	11,784,427
4,406,000	Credivalores-Crediservicios S.A.	8.88%		02/07/2025	3,452,828
12,550,000	Credivalores-Crediservicios SAS	8.88	% (a)	02/07/2025	9,834,996
20,500,000	CSN Islands Corporation	7.00	% (e)(g)	09/23/2021	20,740,362
16,016,735	Digicel Group Ltd. (5.00% + 3.00% PIK or 8.00% PIK)	8.00	% (a)	04/01/2025	13,486,091
4,069,459	Digicel Group Ltd. (7.00% PIK)	7.00	% (a)(e)	07/16/2021	3,164,411
19,000,000	Docuformas SAPI de C.V.	10.25	% (a)	07/24/2024	18,070,520
7,600,000	Docuformas SAPI de C.V.	10.25%		07/24/2024	7,228,208
19,474,000	Empresa Electrica Guacolda S.A.	4.56	% (g)	04/30/2025	13,920,961
251,100	Empresa Generadora de Electricidad Itabo S.A.	7.95%		05/11/2026	260,112
6,480,000	Empresa Generadora de Electricidad Itabo S.A.	7.95	% (a)	05/11/2026	6,712,567
16,150,000	Frontera Energy Corporation	7.88	% (a)	06/21/2028	16,211,047
20,950,000	FS Luxembourg SARL	10.00	% (a)	12/15/2025	23,464,943
4,205,000	Garda World Security Corporation	6.00	% (a)(g)	06/01/2029	4,178,950
14,000,000	Geopark Ltd.	5.50	% (g)	01/17/2027	14,157,640
7,800,000	Gilex Holding SARL	8.50	% (g)	05/02/2023	7,967,193
10,000,000	Gilex Holding SARL	8.50	% (a)	05/02/2023	10,214,350
12,800,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	11,407,936
9,000,000	Gran Tierra Energy, Inc.	7.75%		05/23/2027	8,010,090
21,000,000	Gran Tierra Energy, Inc.	7.75	% (a)	05/23/2027	18,690,210
1,550,000	Grupo Axo SAPI de C.V.	5.75	% (a)(g)	06/08/2026	1,552,116
25,236,230	Grupo Idesa S.A. de C.V. (10.38% PIK)	10.13	% (a)	05/22/2026	14,584,017
6,296,000	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	6,650,150
6,200,000	Indika Energy Capital IV Pte Ltd.	8.25	% (a)(g)	10/22/2025	6,602,814
19,511,000	Instituto Costarricense de Electricidad	6.38	% (g)	05/15/2043	17,218,458
15,000,000	Instituto Costarricense de Electricidad	6.38	% (a)	05/15/2043	13,237,500
3,300,000	Intelsat Jackson Holdings S.A.	8.50	% (a)(f)	10/15/2024	1,958,797
7,715,000	Intelsat Jackson Holdings S.A.	9.75	% (a)(f)	07/15/2025	4,506,331
11,800,000	Interpipe Holdings PLC	8.38	% (a)	05/13/2026	11,809,794
5,925,566	Invepar Holdings	0.00	% (d)(f)	12/30/2028	0
2,000,000	Investment Energy Resources Ltd.	6.25	% (a)(g)	04/26/2029	2,167,500
5,000,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.22%)	4.63	% (e)	02/27/2025	4,822,550
6,500,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.98%)	6.13	% (e)	12/12/2022	6,615,635

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
26,500,000	Kosmos Energy Ltd.	7.13%		04/04/2026	26,354,648
3,100,000	LMIRT Capital Pte Ltd.	7.25%		06/19/2024	3,231,995
2,300,000	Logan Group Corporation Ltd. (5 Year CMT Rate + 6.00%)	7.00	% (e)	05/31/2022	2,311,500
1,000,000	Medco Bell Pte Ltd.	6.38	% (g)	01/30/2027	1,032,840
10,000,000	Medco Bell Pte Ltd.	6.38	% (a)(g)	01/30/2027	10,328,400
10,000,000	Metinvest B.V.	7.75%		10/17/2029	11,134,150
7,500,000	Metinvest B.V.	7.75	% (a)(g)	10/17/2029	8,350,612
22,000,000	Oi S.A. (8.00% + 4.00% PIK)	10.00%		07/27/2025	22,687,500
7,665,000	Operadora de Servicios Mega S.A. de C.V.	8.25	% (g)	02/11/2025	7,722,488
18,735,000	Operadora de Servicios Mega S.A. de C.V.	8.25	% (a)(g)	02/11/2025	18,875,512
3,000,000	Pampa Energia S.A.	7.50	% (a)	01/24/2027	2,692,860
8,850,000	Pampa Energia S.A.	7.50%		01/24/2027	7,943,937
5,000,000	Pampa Energia S.A.	9.13	% (a)	04/15/2029	4,580,850
11,000,000	Pampa Energia S.A.	9.13%		04/15/2029	10,077,870
2,400,000	Pertamina Persero PT	4.15	% (g)	02/25/2060	2,419,202
33,000,000	Peru LNG SRL	5.38%		03/22/2030	28,572,885
1,118,000	Petra Diamonds PLC (10.50% PIK)	10.50	% (a)	03/08/2026	1,098,435
4,500,000	Petrobras Global Finance B.V.	5.50%		06/10/2051	4,507,200
9,000,000	Rio Energy S.A.	6.88	% (a)	02/01/2025	7,143,840
11,000,000	Rio Energy S.A.	6.88%		02/01/2025	8,731,360
2,200,000	RKI Overseas Finance	7.00	% (e)	06/23/2022	2,011,570
19,296,000	RKP Overseas Finance	7.95	% (e)	02/17/2022	19,112,688
8,810,000	RKPF Overseas Ltd. (5 Year CMT Rate + 6.00%)	7.75	% (e)	11/18/2024	8,671,727
19,350,000	Ronshine China Holdings Ltd.	7.35%		12/15/2023	18,263,326
2,650,000	Ronshine China Holdings Ltd.	6.75%		08/05/2024	2,431,390
7,500,000	Sappi Papier Holding GMBH	7.50%		06/15/2032	8,362,500
21,119,000	Sappi Papier Holding GMBH	7.50	% (a)	06/15/2032	23,547,685
5,400,000	SierraCol Energy Andina LLC	6.00	% (a)(g)	06/15/2028	5,472,630
4,735,000	Sixsigma Networks Mexico SA de CV	7.50%		05/02/2025	4,345,286
23,467,953	Stoneway Capital Corporation	10.00	% (f)	03/01/2027	6,923,046
20,600,000	TBLA International Pte Ltd.	7.00%		01/24/2023	19,734,800
14,835,000	Telecom Argentina S.A.	8.50%		08/06/2025	14,665,733
2,500,000	Telecom Argentina S.A.	8.50	% (a)	08/06/2025	2,471,475
1,100,000	Telecom Argentina S.A.	8.00%		07/18/2026	1,039,500
16,000,000	Telecommunications Services of Trinidad & Tobago Ltd.	8.88%		10/18/2029	16,972,000
7,900,000	Telesat LLC	5.63	% (a)(g)	12/06/2026	7,939,500
5,035,000	Tervita Corporation	11.00	% (a)	12/01/2025	5,647,911
3,600,000	Theta Capital Pte Ltd.	8.13	% (g)	01/22/2025	3,753,109
8,700,000	Theta Capital Pte Ltd.	6.75%		10/31/2026	8,581,676
22,900,000	Tullow Oil PLC	10.25	% (a)	05/15/2026	24,090,685
19,600,000	TV Azteca S.A.	8.25%		08/09/2024	9,898,000
5,324,242	UEP Penonome S.A.	6.50	% (a)	10/01/2038	5,454,100
4,000,000	Unifin Financiera S.A.B. de C.V.	8.38%		01/27/2028	3,750,000
11,000,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (a)(e)	01/29/2025	8,215,570
24,000,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (e)	01/29/2025	17,924,880
23,800,000	Unigel Luxembourg S.A.	8.75	% (a)	10/01/2026	25,836,328

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,000,000	Unigel Luxembourg S.A.	8.75	% (g)	10/01/2026	6,513,360
20,000,000	Vedanta Resources Finance PLC	9.25%		04/23/2026	17,573,300
13,000,000	Vedanta Resources Finance PLC	9.25	% (a)(g)	04/23/2026	11,422,645
5,000,000	Vedanta Resources Ltd.	7.13%		05/31/2023	4,640,050
10,000,000	YPF Energia Electrica S.A.	10.00	% (a)	07/25/2026	8,886,850
8,300,000	YPF S.A.	8.50%		07/28/2025	6,579,825
5,000,000	YPF S.A.	8.50%		06/27/2029	3,656,450
850,000	YPF S.A.	8.50	% (a)	06/27/2029	621,596
20,807,000	YPF S.A.	7.00%		12/15/2047	13,678,626
12,000,000	Yuzhou Properties Company Ltd.	8.30%		05/27/2025	10,245,480
10,700,000	Yuzhou Properties Company Ltd.	7.38	% (g)	01/13/2026	8,440,374

Total Foreign Corporate Bonds (Cost $1,241,912,217)					1,170,350,805

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.6%
10,200,000	Brazilian Government International Bond	4.75%		01/14/2050	9,925,212
3,600,000	Dominican Republic International Bond	5.30	% (a)	01/21/2041	3,600,036
4,900,000	El Salvador Government International Bond	7.12	% (g)	01/20/2050	4,189,500
2,100,000	Mexico Government International Bond	4.50	% (g)	01/31/2050	2,237,130
9,700,000	Mexico Government International Bond	3.77	% (g)	05/24/2061	9,046,462
900,000	Ukraine Government International Bond	7.25%		03/15/2033	939,916

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $29,678,754)					29,938,256

Non-Agency Commercial Mortgage Backed Obligations - 16.0%
13,000,000	Alen Mortgage Trust, Series 2021-ACEN-F (1 Month LIBOR USD + 5.00%, 5.00% Floor)	5.07	% (a)	04/15/2034	13,071,794
10,000,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.47	% (a)	06/15/2035	9,847,271
6,325,000	Beast Mortgage Trust, Series 2021-1818-G (1 Month LIBOR USD + 6.00%, 6.25% Floor)	6.25	% (a)	03/15/2036	6,386,069
121,775,000	Benchmark Mortgage Trust, Series 2020-B18 - AGNX	0.62	% (a)(h)(i)	07/15/2053	2,305,018
4,250,000	BX Trust, Series 2017-APPL-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.32	% (a)	07/15/2034	4,273,466
10,200,000	Cantor Commercial Real Estate Lending, Series 2019-CF2 - SWX1	1.45	% (a)(h)(i)	11/15/2052	932,049
12,080,000	Cantor Commercial Real Estate Lending, Series 2019-CF2 - SWX2	1.19	% (a)(h)(i)	11/15/2052	844,124
15,292,000	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	2.92	% (a)	10/15/2035	14,684,583
1,430,000	CF Trust, Series 2019-MF1-F (1 Month LIBOR USD + 2.95%, 3.95% Floor)	3.95	% (a)	08/21/2032	1,421,467
30,524,109	Citigroup Commercial Mortgage Trust, Series 2014-GC25 - XG	1.36	% (a)(h)(i)	10/10/2047	966,561
4,484,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57	% (a)(h)	02/10/2048	4,471,014
3,929,315	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75	% (a)(d)	08/10/2047	626,282
7,054,838	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75	% (a)(d)	08/10/2047	319,619
14,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00	% (a)(h)(d)	08/10/2047	1
18,438,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XD	1.37	% (a)(h)(i)	10/10/2048	883,755
4,875,000	DOLP Trust, Series 2021-NYC-G	3.70	% (a)(h)	05/10/2041	4,440,696

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,815,000	Extended Stay America Trust, Series 2021-ESH-F (1 Month LIBOR USD + 3.70%, 3.70% Floor)	3.78	% (a)	07/15/2038	5,853,728
3,505,144	FREMF Mortgage Trust, Series 2016-KF13-B (1 Month LIBOR USD + 7.50%)	7.59	% (a)	11/25/2025	3,663,664
537,915	FREMF Mortgage Trust, Series 2016-KF15-B (1 Month LIBOR USD + 7.68%)	7.77	% (a)	02/25/2023	545,962
1,984,389	FREMF Mortgage Trust, Series 2016-KF16-B (1 Month LIBOR USD + 6.64%)	6.73	% (a)	03/25/2026	2,010,053
3,358,354	FREMF Mortgage Trust, Series 2016-KF23-B (1 Month LIBOR USD + 5.15%)	5.24	% (a)	09/25/2023	3,334,566
4,097,797	FREMF Mortgage Trust, Series 2016-KSW1-B (1 Month LIBOR USD + 5.95%)	6.04	% (a)	02/25/2026	4,169,300
3,117,776	FREMF Mortgage Trust, Series 2017-KF27-B (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.44	% (a)	12/25/2026	3,112,252
19,816,485	FREMF Mortgage Trust, Series 2018-KF56-C (1 Month LIBOR USD + 5.80%, 5.80% Floor)	5.89	% (a)	11/25/2028	20,005,510
40,000,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	3.20	% (a)	12/15/2036	39,364,532
2,730,000	GS Mortgage Securities Corporation, Series 2014-GC20-E	4.62	% (a)(h)(d)	04/10/2047	12,694
65,010,362	GS Mortgage Securities Corporation, Series 2014-GC20-XD	1.45	% (a)(h)(i)	04/10/2047	2,281,402
5,000,000	Hilton USA Trust, Series 2016-SFP-E	5.52	% (a)	11/05/2035	5,068,164
16,270,694	HPLY Trust, Series 2019-HIT-G (1 Month LIBOR USD + 3.90%, 3.90% Floor)	3.97	% (a)	11/15/2036	14,915,492
44,143,328	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	1.12	% (a)(h)(i)	08/15/2046	877,682
14,113,175	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00	% (a)(h)(d)	04/15/2047	11,355,524
7,840,900	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75	% (a)(h)(d)	04/15/2047	4,403,911
21,436,732	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75	% (a)(h)(d)	04/15/2047	2,749,409
47,829,582	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XD	0.90	% (a)(h)(i)	08/15/2047	1,113,157
5,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-E	2.81	% (a)(h)(d)	02/15/2048	3,702,269
24,531,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27 - XE	1.64	% (a)(h)(i)	02/15/2048	1,158,290
2,379,000	LSTAR Commercial Mortgage Trust, Series 2017-5-C	4.87	% (a)(h)	03/10/2050	2,433,645
21,581,000	MBRT, Series 2019-MBR-G (1 Month LIBOR USD + 2.90%, 2.90% Floor)	2.97	% (a)	11/15/2036	21,528,735
8,000,000	Morgan Stanley Capital Trust, Series 2007-IQ15-C	6.37	% (a)(h)	06/11/2049	7,715,943
11,453,000	Morgan Stanley Capital Trust, Series 2017-ASHF-G (1 Month LIBOR USD + 6.90%, 6.90% Floor)	6.97	% (a)	11/15/2034	9,870,333
3,357,000	Morgan Stanley Capital Trust, Series 2019-PLND-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.87	% (a)	05/15/2036	3,047,888
13,000,000	Morgan Stanley Capital Trust, Series 2019-PLND-G (1 Month LIBOR USD + 3.65%, 3.65% Floor)	3.72	% (a)	05/15/2036	11,587,683
8,009,232	Motel 6 Trust, Series 2017-MTL6-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.32	% (a)	08/15/2034	8,058,873
4,300,000	TTAN, Series 2021-MHC-G (1 Month LIBOR USD + 4.20%, 4.20% Floor)	4.27	% (a)	03/15/2038	4,324,347
7,458,000	UBS Commercial Mortgage Trust, Series 2017-C6-D	2.50	% (a)(h)	12/15/2050	6,535,709
5,000,000	UBS Commercial Mortgage Trust, Series 2018-NYCH-F (1 Month LIBOR USD + 3.82%, 3.82% Floor)	3.89	% (a)	02/15/2032	4,895,014

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,876,000	UBS Commercial Mortgage Trust, Series 2018-NYCH-G (1 Month LIBOR USD + 4.84%, 4.84% Floor)	4.91	% (a)	02/15/2032	1,759,592
1,852,611	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-D	5.72	% (h)	10/15/2048	1,839,180
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-E	3.25	% (a)(d)	08/15/2050	349,423
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XC	1.70	% (a)(h)(i)	08/15/2050	197,973
12,170,989	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XD	1.70	% (a)(h)(i)	08/15/2050	491,197
9,180,600	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-F	4.35	% (a)(h)(d)	06/15/2048	5,831,444
39,018,814	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-G	4.35	% (a)(h)(d)	06/15/2048	10,310,527
23,520,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24 - XEF	1.77	% (a)(h)(i)	10/15/2049	1,825,545
2,200,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-D	3.25	% (a)	01/15/2060	2,051,526
78,810,168	WF-RBS Commercial Mortgage Trust, Series 2014-LC14-XC	1.90	% (a)(h)(i)	03/15/2047	3,480,982

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $330,549,364)					303,306,889

US Corporate Bonds - 25.1%
15,310,000	Air Methods Corporation	8.00	% (a)(g)	05/15/2025	14,487,087
3,770,000	Allied Universal Holding Company	9.75	% (a)(g)	07/15/2027	4,156,425
3,915,000	Ambience Merger Sub, Inc.	7.13	% (a)	07/15/2029	3,963,937
3,850,000	American Airlines, Inc.	5.75	% (a)	04/20/2029	4,167,625
1,695,000	Arconic Corporation	6.13	% (a)	02/15/2028	1,823,337
2,665,000	Avaya, Inc.	6.13	% (a)(g)	09/15/2028	2,855,947
5,215,000	BCPE Empire Holdings, Inc.	7.63	% (a)	05/01/2027	5,347,487
750,000	Boxer Parent Company, Inc.	7.13	% (a)(g)	10/02/2025	804,517
1,700,000	Cablevision Lightpath LLC	5.63	% (a)	09/15/2028	1,734,850
2,115,000	Carlson Travel, Inc.	6.75	% (a)(g)	12/15/2025	1,953,107
5,430,000	Carnival Corporation	11.50	% (a)	04/01/2023	6,117,845
5,800,000	Carnival Corporation	7.63	% (a)	03/01/2026	6,307,500
8,280,000	Castle US Holding Corporation	9.50	% (a)(g)	02/15/2028	8,668,746
6,450,000	Cengage Learning, Inc.	9.50	% (a)(g)	06/15/2024	6,619,603
1,136,000	Clarios Global LP	6.75	% (a)	05/15/2025	1,212,669
5,110,000	Clear Channel Outdoor Holdings, Inc.	7.50	% (a)	06/01/2029	5,296,957
5,100,000	CommScope Technologies LLC	5.00	% (a)(g)	03/15/2027	5,227,500
1,680,000	Community Health Systems, Inc.	6.00	% (a)(g)	01/15/2029	1,799,826
3,815,000	Constellation Merger Sub, Inc.	8.50	% (a)	09/15/2025	3,765,615
1,880,000	Coty, Inc.	6.50	% (a)(g)	04/15/2026	1,908,294
10,160,000	CSI Compressco LP	7.50	% (a)(g)	04/01/2025	10,332,720
7,695,000	CVR Nitrogen Finance Corporation	6.13	% (a)	06/15/2028	7,896,994
4,130,000	Dealer Tire LLC	8.00	% (a)	02/01/2028	4,466,037
1,320,000	Delta Air Lines, Inc.	7.00	% (a)	05/01/2025	1,541,329
3,975,000	EES Finance Corporation	8.13	% (g)	05/01/2025	3,531,688
15,745,000	Embarq Corporation	8.00%		06/01/2036	17,869,000
3,080,000	Endo Finance LLC	6.13	% (a)	04/01/2029	3,022,250
1,550,000	Envision Healthcare Corporation	8.75	% (a)	10/15/2026	1,089,061
8,335,000	Ferrellgas Escrow LLC	5.88	% (a)	04/01/2029	8,241,231
20,000,000	Flexential Intermediate Corporation	11.25	% (a)	08/01/2024	21,887,500
1,375,000	Frontier Communications Corporation	5.88	% (a)(g)	10/15/2027	1,474,687
2,625,000	Full House Resorts, Inc.	8.25	% (a)	02/15/2028	2,870,687
10,000,000	GTT Communications, Inc.	7.88	% (a)	12/31/2024	941,400

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,405,000	Hexion, Inc.	7.88	% (a)(g)	07/15/2027	6,918,073
1,325,000	Hightower Holding LLC	6.75	% (a)	04/15/2029	1,354,150
5,759,000	Hillman Group, Inc.	6.38	% (a)(g)	07/15/2022	5,769,942
4,247,000	Illuminate Buyer LLC	9.00	% (a)	07/01/2028	4,743,984
4,000,000	IRB Holding Corporation	7.00	% (a)	06/15/2025	4,328,080
2,666,032	JetBlue Pass Through Trust - Class B	8.00%		11/15/2027	3,145,918
765,000	LD Holdings Group LLC	6.50	% (a)(g)	11/01/2025	786,458
5,400,000	LD Holdings Group LLC	6.13	% (a)(g)	04/01/2028	5,409,288
4,820,000	Lions Gate Capital Holdings LLC	5.50	% (a)(g)	04/15/2029	5,073,267
5,000,000	Live Nation Entertainment, Inc.	5.63	% (a)(g)	03/15/2026	5,216,902
790,000	Live Nation Entertainment, Inc.	6.50	% (a)	05/15/2027	879,092
2,780,000	Logan Merger Sub, Inc.	5.50	% (a)	09/01/2027	2,882,999
4,960,000	LSF9 Atlantis Holdings LLC	7.75	% (a)	02/15/2026	5,150,216
3,615,000	Matterhorn Merger Sub LLC	8.50	% (a)(g)	06/01/2026	3,780,224
3,850,000	Metis Merger Sub LLC	6.50	% (a)	05/15/2029	3,796,774
2,135,000	Mileage Plus Holdings LLC	6.50	% (a)	06/20/2027	2,353,304
5,425,000	Moss Creek Resources Holdings, Inc.	7.50	% (a)	01/15/2026	5,052,058
1,175,000	NESCO Holdings II, Inc.	5.50	% (a)	04/15/2029	1,227,875
11,420,000	NGL Energy Operating LLC	7.50	% (a)(g)	02/01/2026	12,005,275
1,295,000	NGL Energy Partners LP	7.50	% (g)	04/15/2026	1,184,277
7,804,000	OPE KAG Finance Sub, Inc.	7.88	% (a)	07/31/2023	7,811,804
5,819,000	Ortho-Clinical Diagnostics, Inc.	7.25	% (a)(g)	02/01/2028	6,367,441
6,440,000	Panther BF Aggregator LP	8.50	% (a)(g)	05/15/2027	7,028,938
7,455,000	Par Petroleum Finance Corporation	7.75	% (a)	12/15/2025	7,525,375
9,820,000	PBF Holding Company LLC	9.25	% (a)(g)	05/15/2025	9,905,385
2,685,000	Peabody Energy Corporation (6.00% + 2.50% PIK)	8.50	% (a)	12/31/2024	2,032,129
3,029,000	PIC AU Holdings LLC	10.00	% (a)	12/31/2024	3,030,393
6,925,000	PowerTeam Services LLC	9.03	% (a)(g)	12/04/2025	7,626,156
1,000,000	Presidio Holdings, Inc.	8.25	% (a)	02/01/2028	1,091,170
1,385,000	Providence Service Corporation	5.88	% (a)(g)	11/15/2025	1,485,530
13,815,470	Pyxus Holdings, Inc.	10.00%		08/24/2024	12,135,992
9,880,000	Radiology Partners, Inc.	9.25	% (a)	02/01/2028	10,954,154
10,050,000	Realogy Group LLC	5.75	% (a)(g)	01/15/2029	10,520,239
3,915,000	Rent-A-Center, Inc.	6.38	% (a)(g)	02/15/2029	4,211,561
200,000	Sabre Global, Inc.	9.25	% (a)	04/15/2025	238,347
6,630,000	Sabre Global, Inc.	7.38	% (a)(g)	09/01/2025	7,218,545
1,790,000	SCIH Salt Holdings, Inc.	6.63	% (a)(g)	05/01/2029	1,796,713
4,220,000	SEG Holding LLC	5.63	% (a)(g)	10/15/2028	4,437,119
10,296,000	SunCoke Energy Partners Finance Corporation	7.50	% (a)(g)	06/15/2025	10,698,059
1,500,000	Tallgrass Energy Partners LP	7.50	% (a)(g)	10/01/2025	1,647,480
8,145,000	Team Health Holdings, Inc.	6.38	% (a)	02/01/2025	7,763,244
5,300,000	TKC Holdings, Inc.	10.50	% (a)(g)	05/15/2029	5,753,362
1,930,000	TMS International Corporation	6.25	% (a)	04/15/2029	2,028,913
5,975,000	Townsquare Media, Inc.	6.88	% (a)(g)	02/01/2026	6,400,719
1,095,000	TransDigm, Inc.	8.00	% (a)	12/15/2025	1,186,203
3,000,000	Trident TPI Holdings, Inc.	9.25	% (a)	08/01/2024	3,147,960

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,070,000	Triton Water Holdings, Inc.	6.25	% (a)	04/01/2029	5,089,596
10,280,000	Triumph Group, Inc.	7.75%		08/15/2025	10,588,400
8,375,000	Uber Technologies, Inc.	8.00	% (a)	11/01/2026	9,048,015
5,525,000	Uber Technologies, Inc.	7.50	% (a)(g)	09/15/2027	6,079,185
2,500,000	Unisys Corporation	6.88	% (a)	11/01/2027	2,735,438
9,485,000	United Natural Foods, Inc.	6.75	% (a)(g)	10/15/2028	10,226,632
5,005,000	Univision Communications, Inc.	6.63	% (a)(g)	06/01/2027	5,429,424
2,585,000	Valeant Pharmaceuticals International, Inc.	8.50	% (a)	01/31/2027	2,816,073
2,995,000	Viking Cruises Ltd.	13.00	% (a)(g)	05/15/2025	3,529,428
5,205,000	WASH Multifamily Acquisition, Inc.	5.75	% (a)	04/15/2026	5,441,047
706,000	Weatherford International Ltd.	11.00	% (a)(g)	12/01/2024	735,137
1,490,000	Wheel Pros, Inc.	6.50	% (a)(g)	05/15/2029	1,509,765
5,442,000	Wolverine Escrow LLC	9.00	% (a)	11/15/2026	5,325,949
6,210,000	XHR LP	6.38	% (a)	08/15/2025	6,627,188

Total US Corporate Bonds (Cost $463,200,989)					473,665,822

US Government and Agency Mortgage Backed Obligations - 4.4%
5,568,000	Federal Home Loan Mortgage Corporation, Series 2021-P009-X	1.48	% (h)(i)	01/25/2031	445,067
6,917,622	Federal Home Loan Mortgage Corporation, Series 3631-SJ (-1 x 1 Month LIBOR USD + 6.24%, 6.24% Cap)	6.17	% (i)(j)	02/15/2040	1,384,981
3,236,632	Federal Home Loan Mortgage Corporation, Series 3770-SP (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.43	% (i)(j)	11/15/2040	298,000
16,573,272	Federal Home Loan Mortgage Corporation, Series 3980-SX (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.43	% (i)(j)	01/15/2042	3,483,808
3,541,660	Federal National Mortgage Association, Series 2006-83-SH (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	6.47	% (i)(j)	09/25/2036	642,860
12,468,792	Federal National Mortgage Association, Series 2010-123-SK (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.96	% (i)(j)	11/25/2040	2,423,786
9,698,843	Federal National Mortgage Association, Series 2012-60-SN (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	6.51	% (i)(j)	06/25/2042	2,093,796
15,883,002	Federal National Mortgage Association, Series 2019-46-SG (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.01	% (i)(j)	08/25/2049	2,935,298
56,679,867	Federal National Mortgage Association, Series 2021-17-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 2.50% Cap)	2.48	% (i)(j)	04/25/2051	3,899,620
76,000,000	Government National Mortgage Association, Series 2021-97- SA	2.59	% (c)	06/20/2051	5,462,500
13,693,154	Government National Mortgage Association, Series 2011-128-TS (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.98	% (i)(j)	05/16/2041	2,689,889
42,718,948	Government National Mortgage Association, Series 2015-64-SG (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.51	% (i)(j)	05/20/2045	7,824,620
16,887,236	Government National Mortgage Association, Series 2017-139-SA (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.11	% (i)(j)	08/20/2047	3,651,267
9,479,187	Government National Mortgage Association, Series 2018-145-IA	4.00	% (i)	10/20/2045	766,404
30,509,705	Government National Mortgage Association, Series 2019-22-SD (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.98	% (i)(j)	12/16/2043	6,046,023
25,396,269	Government National Mortgage Association, Series 2019-61-NS (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.01	% (i)(j)	02/20/2049	4,968,973
6,993,606	Government National Mortgage Association, Series 2020-129-SE (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	3.66	% (i)(j)	09/20/2050	691,065
24,045,779	Government National Mortgage Association, Series 2020-146-SH (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.21	% (i)(j)	10/20/2050	5,050,501

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
8,592,856	Government National Mortgage Association, Series 2020-187-SB (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.21	% (i)(j)	12/20/2050	1,877,743
33,029,023	Government National Mortgage Association, Series 2020-47-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.91	% (i)(j)	05/20/2044	5,774,309
36,211,637	Government National Mortgage Association, Series 2020-47-SL (-1 x 1 Month LIBOR USD + 5.37%, 5.37% Cap)	5.28	% (i)(j)	07/20/2044	6,520,753
19,274,419	Government National Mortgage Association, Series 2020-61-SU (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.53	% (i)(j)	07/16/2045	3,113,915
53,376,903	Government National Mortgage Association, Series 2020-88-IO	0.93	% (h)(i)	04/16/2060	3,954,748
59,840,051	Government National Mortgage Association, Series 2021-77-SG (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	3.66	% (i)(j)	05/20/2051	7,115,281

Total US Government and Agency Mortgage Backed Obligations (Cost $91,672,575)					83,115,207

Common Stocks - 2.0%
51,725	ATD Holdings, Inc. (d)(g)(k)				2,896,600
288,460	Calfrac Well Services Ltd. (k)				943,264
283,355	Foresight Equity (d) (k)				5,647,271
339,999	Frontera Energy Corporation (g)				2,107,996
468,716	Hexion Holdings Corporation (k)				8,671,246
333,957	Legacy Backstop (d) (k)				6,221,619
26,458	Legacy Notes (d) (k)				492,913
183,948	Longview Equity (d) (k)				551,844
292,727	McDermott International Ltd. (k)				143,436
40,426,707	Petra Diamonds Ltd. (k)				822,056
33,058	Summit Midstream Partners LP (k)				1,004,302
62,554	Syncreon Group B.V. (d) (k)				5,160,666
337,661	Tapstone Energy Holdings LLC (d) (k)				1,100,775
97,836	Weatherford International PLC (g)(k)				1,780,615

Total Common Stocks (Cost $74,735,309)					37,544,603

Warrants - 0.0%
4,944,181	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00 (d)(k)				1

Total Warrants (Cost $1)					1

Short Term Investments - 1.9%
12,175,527	BlackRock Liquidity Funds FedFund - Institutional Shares	0.03	% (l)		12,175,527
12,174,365	Fidelity Institutional Money Market Government Portfolio - Class I	0.01	% (l)		12,174,365
12,175,418	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (l)		12,175,418

Total Short Term Investments (Cost $36,525,310)					36,525,310

Total Investments - 139.1% (Cost $2,769,785,349) (m)					2,628,357,328
Liabilities in Excess of Other Assets - (39.1)%					(738,456,979)

NET ASSETS - 100.0%					$1,889,900,349

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

(c)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(d)	Value determined using significant unobservable inputs.

(e)	Perpetual Maturity

(f)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(g)	Security, or portion of security, is on loan as of period end pursuant to the Liquidity Agreement.

(h)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(i)	Interest only security

(j)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(k)	Non-income producing security

(l)	Seven-day yield as of period end

(m)

Under the Fund’s Liquidity Agreement, the Lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the Lender.

(n)	The final coupon rate has not been established as of period end.

(o)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of the period end.

(p)	Unfunded or partially unfunded loan commitment. At period end, the value of these securities amounted to $107,454 or 0.0% of net assets.

(q)	The final coupon rate has not been established as of period end.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

BRL	Brazilian Real

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	61.9%
US Corporate Bonds	25.1%
Non-Agency Commercial Mortgage Backed Obligations	16.0%
Collateralized Loan Obligations	13.4%
Bank Loans	10.9%
US Government and Agency Mortgage Backed Obligations	4.4%
Common Stocks	2.0%
Short Term Investments	1.9%
Asset Backed Obligations	1.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.6%
Warrants	0.0%	(r)
Other Assets and Liabilities	(39.1)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Energy	17.9%
Non-Agency Commercial Mortgage Backed Obligations	16.0%
Collateralized Loan Obligations	13.4%
Finance	8.7%
Utilities	8.1%
Real Estate	7.5%
Telecommunications	5.8%
Mining	5.3%
Banking	4.8%
US Government and Agency Mortgage Backed Obligations	4.4%
Chemical Products	3.8%
Technology	3.7%
Media	3.4%
Healthcare	3.1%
Commercial Services	2.8%
Aerospace & Defense	2.7%
Electronics/Electric	2.3%
Chemicals/Plastics	2.1%
Building and Development (including Steel/Metals)	2.0%
Consumer Products	2.0%
Short Term Investments	1.9%
Asset Backed Obligations	1.9%
Business Equipment and Services	1.7%
Pulp & Paper	1.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.6%
Food Products	1.4%
Leisure	1.4%
Automotive	1.3%
Retailers (other than Food/Drug)	1.1%
Industrial Equipment	1.0%
Financial Intermediaries	0.7%
Beverage and Tobacco	0.6%
Transportation	0.5%
Pharmaceuticals	0.5%
Environmental Control	0.5%
Insurance	0.4%
Food Service	0.4%
Hotels/Motels/Inns and Casinos	0.2%
Food/Drug Retailers	0.2%
Containers and Glass Products	0.1%
Construction	0.1%
Cosmetics/Toiletries	0.1%
Other Assets and Liabilities	(39.1)%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	74.1%
Mexico	9.9%
Argentina	9.2%
Brazil	7.9%
Colombia	7.5%
China	4.7%
Indonesia	3.6%
Peru	2.7%
Ghana	2.7%
Canada	1.9%
South Africa	1.8%
India	1.8%
Ukraine	1.7%
Costa Rica	1.6%
Hong Kong	1.6%
Chile	1.5%
Trinidad And Tobago	0.9%
Jamaica	0.9%
Luxembourg	0.7%
Dominican Republic	0.7%
Singapore	0.5%
Austria	0.3%
Panama	0.3%
United Kingdom	0.2%
El Salvador	0.2%
Ireland	0.1%
Guatemala	0.1%
Other Assets and Liabilities	(39.1)%

100.0%

(r)	Represents less than 0.05% of net assets

Notes to Schedule of Investments

June 30, 2021 (Unaudited)

1.  Organization

DoubleLine Income Solutions Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. The Fund was organized as a Massachusetts business trust on January 10, 2013 and commenced operations on April 26, 2013. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DSL”. The Fund’s primary investment objective is to seek high current income and its secondary objective is to seek capital appreciation.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Securities may be fair valued by the Adviser (as defined below) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of June 30, 2021:

Category
Investments in Securities
Level 1
Money Market Funds	$36,525,310
Common Stocks	14,650,859

Total Level 1	51,176,169
Level 2
Foreign Corporate Bonds	1,170,350,805
US Corporate Bonds	473,665,822
Non-Agency Commercial Mortgage Backed Obligations	263,645,786
Collateralized Loan Obligations	242,453,706
Bank Loans	202,710,271
US Government and Agency Mortgage Backed Obligations	83,115,207
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	29,938,256
Asset Backed Obligations	23,009,132
Common Stocks	822,056

Total Level 2	2,489,711,041
Level 3
Non-Agency Commercial Mortgage Backed Obligations	39,661,103
Common Stocks	22,071,688
Asset Backed Obligations	13,217,571
Collateralized Loan Obligations	10,166,601
Bank Loans	2,353,154
Warrants	1
Foreign Corporate Bonds	—

Total Level 3	87,470,118

Total	$2,628,357,328

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at Period End 6/30/2021(c)
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$49,649,563	$(9,434,310)	$20,116,154	$636,917	$107,737	$(21,414,958)	$—	$—	$39,661,103	$6,466,114
Common Stocks	12,269,718	—	9,801,970	—	—	—	—	—	22,071,688	9,801,970
Asset Backed Obligations	12,314,963	(1,037,761)	1,327,463	(244)	3,049,252	(2,436,102)	—	—	13,217,571	14,826
Collateralized Loan Obligations	2,551,626	—	491,891	26,403	78,654	—	7,018,027	—	10,166,601	566,772
Bank Loans	2,626,499	91,875	(147,969)	60,329	—	(277,580)	—	—	2,353,154	(48,726)

	Fair Value as of 9/30/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at Period End 6/30/2021(c)
Warrants	$1	$—	$—	$—	$—	$—	$—	$—	$1	$—
Foreign Corporate Bonds	253,389	—	(253,389)	—	—	—	—	—	—	(253,389)
Non-Agency Residential Collateralized Mortgage Obligations	57,161,101	5,942,358	(3,421,312)	303,268	—	(59,985,415)	—	—	—	—

Total	$136,826,860	$(4,437,838)	$27,914,808	$1,026,673	$3,235,643	$(84,114,055)	$7,018,027	$—	$87,470,118	$16,547,567

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$39,661,103	Market Comparables	Yields	12.00% - 30.00% (15.37%)	Increase in yields would have resulted in the decrease in the fair value of the security
Common Stocks	$22,071,688	Market Comparables	Market Quotes	$3.00 - $82.50 ($37.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$13,217,571	Market Comparables	Market Quotes	$74.28 - $3,465.96 ($1,088.26)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$10,166,601	Market Comparables	Market Quotes	$0.00 - $100.26 ($93.19)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$2,353,154	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Warrants	$1	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Enterprise Value	EBITDA multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.